Organization and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value, beginning of period	$ 8,240	$ 3,611
Issuance of warrants	0	2,863
Exercise of warrants	(4,686)	0
Change in fair value	(1,737)	1,766
Fair value, end of period	$ 1,817	$ 8,240